CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Management fee income	$ 4,632,022	$ 4,450,438	$ 1,004,596
Share of loss on operating joint ventures	(2,448,005)	(8,247,873)	(1,223,055)
Gross profit	2,184,017	(3,797,435)	(218,459)
Operating expenses
General and administrative expenses	4,705,283	5,450,965	4,966,132
Total operating expenses	4,705,283	5,450,965	4,966,132
Loss from operations	(2,521,266)	(9,248,400)	(5,184,591)
Other income / (expenses)
Interest income	945	10,566	61,651
Interest expense	(6,639,531)	(4,211,707)	(9,855,474)
Forfeiture of investment fund	(754,979)	0	0
Provision for impairment on investment	(9,806,150)	0	0
Loss on debt extinguishment	0	0	(39,663,466)
Other income	0	17,566	3,456
Total other (expenses)/ income	(17,199,715)	(4,183,575)	(49,453,833)
Loss before income taxes	(19,720,981)	(13,431,975)	(54,638,424)
Income taxes expenses	(1,015,951)	(975,712)	(230,567)
Net loss	(20,736,932)	(14,407,687)	(54,868,991)
Net loss per ordinary share
- Basic and fully diluted (in dollars per share)	$ (1.57)	$ (1.97)	$ (16.18)
Weighted average number of shares
- Basic and fully diluted (in shares)	13,244,284	7,327,475	3,391,924
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Revenues	49,914,297	42,431,792
Cost of revenue	33,019,651	30,280,231
Gross profit	16,894,646	12,151,561
Operating expenses
Impairment of intangible assets	0	4,359,571
Amortization expenses	800,386	1,309,706
General and administrative expenses	20,076,451	17,711,532
Total operating expenses	20,876,837	23,380,809
Loss from operations	(3,982,191)	(11,229,248)
Other income / (expenses)
Interest income	562,848	561,047
Interest expense	(1,111,388)	(693,369)
Other income	518,481	629,609
Other expenses	(605,919)	(120,906)
Total other (expenses)/ income	(635,978)	376,381
Loss before income taxes	(4,618,169)	(10,852,867)
Income taxes expenses	0	485,432
Net loss	$ (4,618,169)	$ (10,367,435)